Retirement benefits - Projected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Projected future benefit payments	$ 2,059
2023
Disclosure of defined benefit plans [line items]
Projected future benefit payments	37
2024
Disclosure of defined benefit plans [line items]
Projected future benefit payments	33
2025 to 2027
Disclosure of defined benefit plans [line items]
Projected future benefit payments	111
Thereafter
Disclosure of defined benefit plans [line items]
Projected future benefit payments	$ 1,878